PREPAID DEFERRED FINANCING COSTS	9 Months Ended
Sep. 30, 2017
Notes to Financial Statements
NOTE 4 - PREPAID DEFERRED FINANCING COSTS

On February 28, 2016, the Company entered into an agreement with Synthesis Management Limited (“Synthesis Management”) for the purpose of securing additional financing for the Company. On September 28, 2016, the Company advanced €125,000 ($133,725) to Synthesis Management. These advances are refundable if funding is not secured and if funding is secured, the amount will be applied to the note on day one as debt discount. As of September 30, 2017, the outstanding balance on the advance is €125,000 ($147,662).

In August, 2017 the Company entered into an agreement with Synthesis Multi Asset Architecture (“Synthesis Architecture”) for the purpose of securing additional financing for the Company. On August 14, 2017, the Company advanced Synthesis Architecture €180,840 ($213,627). These advances are refundable if funding is not secured and if funding is secured, the amount will be applied to the note on day one as debt discount. As of September 30, 2017, the outstanding balance on the advance is €180,840 ($213,627).